Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Securities available for sale
Securities available for sale	$ 1,551,591	$ 1,586,051	$ 1,687,157
Fair Value, Measurements, Recurring
Securities available for sale
Securities available for sale	1,551,591	1,586,051	1,687,157
Bank owned life insurance	207,546	206,141	200,318
Derivative instruments	4,991	11,491	7,032
Assets, fair value	1,764,128	1,803,683	1,894,507
Liabilities
Derivative instruments	4,991	2,388	1,570
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Securities available for sale	0	0	0
Bank owned life insurance	0	0	0
Derivative instruments	0	0	0
Assets, fair value	0	0	0
Liabilities
Derivative instruments	0	0	0
Fair Value, Measurements, Recurring | Third-Party Models with Observable Market Inputs (Level 2)
Securities available for sale
Securities available for sale	1,551,591	1,586,051	1,687,157
Bank owned life insurance	207,546	206,141	200,318
Derivative instruments	4,991	11,491	7,032
Assets, fair value	1,764,128	1,803,683	1,894,507
Liabilities
Derivative instruments	4,991	2,388	1,570
Fair Value, Measurements, Recurring | Internal Models with Unobservable Market Inputs (Level 3)
Securities available for sale
Securities available for sale	0	0	0
Bank owned life insurance	0	0	0
Derivative instruments	0	0	0
Assets, fair value	0	0	0
Liabilities
Derivative instruments	0	0	0
U.S. government sponsored enterprise debt securities
Securities available for sale
Securities available for sale	890,458	820,779	875,666
U.S. government sponsored enterprise debt securities | Fair Value, Measurements, Recurring
Securities available for sale
Securities available for sale	890,458	820,779	875,666
U.S. government sponsored enterprise debt securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Securities available for sale	0	0	0
U.S. government sponsored enterprise debt securities | Fair Value, Measurements, Recurring | Third-Party Models with Observable Market Inputs (Level 2)
Securities available for sale
Securities available for sale	890,458	820,779	875,666
U.S. government sponsored enterprise debt securities | Fair Value, Measurements, Recurring | Internal Models with Unobservable Market Inputs (Level 3)
Securities available for sale
Securities available for sale	0	0	0
Corporate debt securities
Securities available for sale
Securities available for sale	258,342	352,555	313,392
Corporate debt securities | Fair Value, Measurements, Recurring
Securities available for sale
Securities available for sale	258,342	352,555	313,392
Corporate debt securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Securities available for sale	0	0	0
Corporate debt securities | Fair Value, Measurements, Recurring | Third-Party Models with Observable Market Inputs (Level 2)
Securities available for sale
Securities available for sale	258,342	352,555	313,392
Corporate debt securities | Fair Value, Measurements, Recurring | Internal Models with Unobservable Market Inputs (Level 3)
Securities available for sale
Securities available for sale	0	0	0
U.S. government agency debt securities
Securities available for sale
Securities available for sale	215,336	216,985	291,385
U.S. government agency debt securities | Fair Value, Measurements, Recurring
Securities available for sale
Securities available for sale	215,336	216,985	291,385
U.S. government agency debt securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Securities available for sale	0	0	0
U.S. government agency debt securities | Fair Value, Measurements, Recurring | Third-Party Models with Observable Market Inputs (Level 2)
Securities available for sale
Securities available for sale	215,336	216,985	291,385
U.S. government agency debt securities | Fair Value, Measurements, Recurring | Internal Models with Unobservable Market Inputs (Level 3)
Securities available for sale
Securities available for sale	0	0	0
Municipal bonds
Securities available for sale
Securities available for sale	163,988	160,212	180,396
Municipal bonds | Fair Value, Measurements, Recurring
Securities available for sale
Securities available for sale	163,988	160,212	180,396
Municipal bonds | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Securities available for sale	0	0	0
Municipal bonds | Fair Value, Measurements, Recurring | Third-Party Models with Observable Market Inputs (Level 2)
Securities available for sale
Securities available for sale	163,988	160,212	180,396
Municipal bonds | Fair Value, Measurements, Recurring | Internal Models with Unobservable Market Inputs (Level 3)
Securities available for sale
Securities available for sale	0	0	0
Mutual funds
Securities available for sale
Securities available for sale	23,467	23,110	23,617
Mutual funds | Fair Value, Measurements, Recurring
Securities available for sale
Securities available for sale	23,467	23,110	23,617
Mutual funds | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Securities available for sale	0	0	0
Mutual funds | Fair Value, Measurements, Recurring | Third-Party Models with Observable Market Inputs (Level 2)
Securities available for sale
Securities available for sale	23,467	23,110	23,617
Mutual funds | Fair Value, Measurements, Recurring | Internal Models with Unobservable Market Inputs (Level 3)
Securities available for sale
Securities available for sale	0	0	0
Commercial paper
Securities available for sale
Securities available for sale	$ 0	12,410
Commercial paper | Fair Value, Measurements, Recurring
Securities available for sale
Securities available for sale		12,410
Commercial paper | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Securities available for sale		0
Commercial paper | Fair Value, Measurements, Recurring | Third-Party Models with Observable Market Inputs (Level 2)
Securities available for sale
Securities available for sale		12,410
Commercial paper | Fair Value, Measurements, Recurring | Internal Models with Unobservable Market Inputs (Level 3)
Securities available for sale
Securities available for sale		$ 0
U.S. treasury securities
Securities available for sale
Securities available for sale			2,701
U.S. treasury securities | Fair Value, Measurements, Recurring
Securities available for sale
Securities available for sale			2,701
U.S. treasury securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Securities available for sale			0
U.S. treasury securities | Fair Value, Measurements, Recurring | Third-Party Models with Observable Market Inputs (Level 2)
Securities available for sale
Securities available for sale			2,701
U.S. treasury securities | Fair Value, Measurements, Recurring | Internal Models with Unobservable Market Inputs (Level 3)
Securities available for sale
Securities available for sale			$ 0